PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

10.                         PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31, 2011	As of December 31, 2012
Value-added taxes refundable	$27,225	$26,514
Advances to staff	996	1,663
Other current assets	12,115	14,145
	$40,336	$42,322